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1933 Act Rule 497(j)
1933 Act File No. 333-209344

March 15, 2016

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0505

Re:	The UBS Funds File No. 333-209344

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Combined Proxy Statement/Prospectus and Statement of Additional Information that would have been filed under paragraph (b) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 1 to the Registration Statement of The UBS Funds, on behalf of the UBS Total Return Bond Fund, which was filed with the U.S. Securities and Exchange Commission electronically on March 11, 2016.

Please direct questions or comments relating to this certification to me at the above telephone number.

Very truly yours, /s/ Jana Cresswell Jana Cresswell

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